UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    D. Gregory Parkinson
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     $281,682 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 604059105      440     5075 SH       SOLE                     5075
Abbott Laboratories         COM                 002824100      316     5900 SH       SOLE                     5900
Altria Group                COM                 718154107      294     4191 SH       SOLE                     4191
American Express            COM                 025816109     2312    37786 SH       SOLE                    37786
Amgen Inc                   COM                               2623    47438 SH       SOLE                    47438
Anheuser-Busch              COM                 035229103    17437   334305 SH       SOLE                   334305
AT&T                        COM                 001957109      496    11949 SH       SOLE                    11949
Bank of New York            COM                 064057102      414    10000 SH       SOLE                    10000
Berkshire Hathaway Cl A     COM                                219      200 SH       SOLE                      200
Berkshire Hathaway Class B  COM                 084670207    61577    17081 SH       SOLE                    17081
BP PLC ADR                  COM                 055622104      303     4200 SH       SOLE                     4200
Bravo! Foods Intl           COM                 105666101        1    50000 SH       SOLE                    50000
Bristol-Myers Squibb        COM                 110122108      358    11350 SH       SOLE                    11350
Cadbury Schweppes Plc       COM                                760    14000 SH       SOLE                    14000
Central Fund of Canada Cl A                     153501101    16645  1827325 SH       SOLE                  1827325
Chevron                     COM                 166764100     3277    38902 SH       SOLE                    38902
cisco Systems               COM                 17275R102      395    14175 SH       SOLE                    14175
Citigroup                   COM                 172967101      405     7900 SH       SOLE                     7900
Coca Cola                   COM                 191219104    15793   301903 SH       SOLE                   301903
ConocoPhillips              COM                 20825C104     2234    28455 SH       SOLE                    28455
Costco Wholesale            COM                 22160K105      497     8495 SH       SOLE                     8495
Dell Inc                    COM                 247025109      427    14950 SH       SOLE                    14950
Diageo PLC ADR              COM                               1129    13550 SH       SOLE                    13550
Dodge & Cox Stk Fd                                             227     1400 SH       SOLE                     1400
Dominion Res Black Warr     COM                 25746Q108      317    12825 SH       SOLE                    12825
Dow Chemical                COM                 260543103      243     5500 SH       SOLE                     5500
Duke Energy                 COM                 264399106      334    18250 SH       SOLE                    18250
E*Trade Group               COM                                373    16900 SH       SOLE                    16900
Excelixis Inc               COM                                284    23500 SH       SOLE                    23500
Express Scripts             COM                 302182100      210     4200 SH       SOLE                     4200
Exxon Mobil                 COM                 30231G102    15592   185887 SH       SOLE                   185887
Ford Motor II 6.5% CvPfd                        345395206      306     7950 SH       SOLE                     7950
General Electric            COM                 369604103     4088   106783 SH       SOLE                   106783
General Motors              COM                 370442105      238     6294 SH       SOLE                     6294
Hewlett-Packard             COM                 428236103      312     7000 SH       SOLE                     7000
Home Depot                  COM                 437076102    14312   363712 SH       SOLE                   363712
Honeywell Intl              COM                 438516106      488     8674 SH       SOLE                     8674
Int'l Business Machines     COM                 459200101     1149    10917 SH       SOLE                    10917
Intel                       COM                 458140100      203     8550 SH       SOLE                     8550
Johnson & Johnson           COM                 478160104    11477   186256 SH       SOLE                   186256
Kimberly-Clark              COM                 494368103      207     3100 SH       SOLE                     3100
Lilly Eli & Company         COM                 532457108     1707    30550 SH       SOLE                    30550
Lord Abbett Affiliated Fd A                                    561    35000 SH       SOLE                3    5000
Lord Abbett Affiliated Fd A                                    321    20000 SH       SOLE                2       0
Lowe's Companies            COM                 548661107      935    30460 SH       SOLE                    30460
McDermott Int'l             COM                 580037109      249     3000 SH       SOLE                     3000
McDonalds Corp              COM                 580135101     2769    54554 SH       SOLE                    54554
Merck & Co                  COM                 589331107    19997   401548 SH       SOLE                   401548
Moody's Corporation         COM                 615369105      578     9300 SH       SOLE                     9300
Morgan Stanley              COM                                235     2800 SH       SOLE                     2800
Motorola                    COM                 620076109     8170   461570 SH       SOLE                   461570
MSCI Eafe Index i Shares                                       234     2892 0SH      SOLE               28      92
Pepsico                     COM                 713448108     1980    30527 SH       SOLE                    30527
PetroChina ADR              COM                 71646E100     1401     9425 SH       SOLE                     9425
Pfizer Incorporated         COM                 717081103     4175   163293 SH       SOLE                   163293
PNC Financial Services      COM                 693475105     2402    33550 SH       SOLE                    33550
Procter & Gamble            COM                 742718109     4757    77749 SH       SOLE                    77749
Royal Dutch Shell ADR       COM                                349     4300 SH       SOLE                     4300
Schering CvPfd 6%                               806605606      229     3335 SH       SOLE                     3335
Schering Plough Corp        COM                 806605101    12386   406910 SH       SOLE                   406910
Schlumberger                COM                 806857108      297     3500 SH       SOLE                     3500
Sonus Networks              COM                                 90    10600 SH       SOLE                    10600
Southern Company            COM                 842587107      240     7000 SH       SOLE                     7000
Texas Citizens Bank         COM                                162    16200 SH       SOLE                    16200
Texas Instruments           COM                 882508104      673    17884 SH       SOLE                    17884
U S Bancorp                 COM                 902973304     9405   285443 SH       SOLE                   285443
USG Corp                    COM                 903293405    13889   283223 SH       SOLE                   283223
Wachovia Corp               COM                 929903102     1887    36824 SH       SOLE                    36824
Wachovia DEPs               PFD                                  0    30300 SH       SOLE                    30300
Wells Fargo & Co            COM                 949746101    11443   325375 SH       SOLE                   325375
Wyeth                       COM                 983024100      367     6400 SH       SOLE                     6400
YUM! Brands                 COM                 895953107     1082    33080 SH       SOLE                    33080